Annual Operating Expenses - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP International Capital Appreciation Portfolio
	Apr. 30, 2025
VIP International Capital Appreciation Portfolio - Initial Class
Operating Expenses:
Management fee	0.74%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.78%
VIP International Capital Appreciation Portfolio - Service Class
Operating Expenses:
Management fee	0.74%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Total annual operating expenses	0.88%
VIP International Capital Appreciation Portfolio - Service Class 2
Operating Expenses:
Management fee	0.74%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	1.03%

[1]	A Adjusted to reflect current fees.